S-K 1606, De-SPAC Board Determination	Mar. 11, 2026
De-SPAC, Board Determination, Approval of Directors [Line Items]
De-SPAC Transaction was Approved By Majority of Nonemployee Directors of the SPAC [Flag]	true
SPAC Directors Voted Against or Abstained from Voting on the de-SPAC Transaction [Table Text Block]	In connection with GigCapital7’s IPO (as defined in the accompanying proxy statement/prospectus), GigAcquisitions7 Corp., a Cayman Islands exempted company (the “
Sponsor
”), and GigCapital7’s directors and executive officers entered into a letter agreement, pursuant to which they agreed to vote their GigCapital7 Ordinary Shares in favor of the Business Combination Proposal (as defined herein).